                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA 93923
                 ------------------------------------

                 -------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California      2/14/13
   -------------------------------    ------------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                        --------------------

Form 13F Information Table Entry Total:       32
                                        --------------------

Form 13F Information Table Value Total:       $251,097
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Poma Investment Counsel LLC
    ------       -----------------         ------------------------------------

    [Repeat as necessary.]

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Acacia Research                 COM        003881307     8133  316950                    316950      NONE    251000    65950
Allied Nevada Gold Corp.        COM        019344100     5603  185950                    185950              120550    65400
Bank Of The Ozarks              COM        063904106    12727  380250                    380250              296450    83800
Chart Industries Inc.           COM        16115Q308     3960   59380                     59380               45180    14200
Coherent Inc.                   COM        192479103     7485  147825                    147825              117325    30500
Dresser-Rand Group Inc.         COM        261608103     7333  130625                    130625               94425    36200
EBIX Inc.                       COM        278715206     2717  168550                    168550              126150    42400
Enersys                         COM        29275Y102     4225  112275                    112275               86125    26150
FEI Company                     COM        30241L109     8588  154825                    154825              119225    35600
First Financial Bancorp         COM        320209109     7244  495500                    495500              371500   124000
Haemonetics Corporation         COM        405024100     5873  143800                    143800              109400    34400
Herbalife Ltd.                  COM        G4412G101     5918  179650                    179650              137950    41700
Innophos Holdings Inc.          COM        45774N108     2542   54675                     54675               41575    13100
Innospec Inc.                   COM        45768S105     1217   35300                     35300               22200    13100
IPG Photonics Corp.             COM        44980X109     8345  125200                    125200               95600    29600
Jack Henry &
  Associates Inc.               COM        426281101    11843  301650                    301650              231850    69800
Maximus Inc.                    COM        577933104     8803  139250                    139250              106050    33200
Oriental Financial Group        COM        68618W100    12714  952394                    952394              725394   227000
Pier 1 Imports, Inc.            COM        720279108     8876  443825                    443825              338125   105700
Questcor Pharmaceuticals        COM        74835Y101     6609  247325                    247325              192250    55075
Sirona Dental
  Systems Inc.                  COM        82966C103    11210  173900                    173900              132500    41400
Snap-On Incorporated            COM        833034101    11746  148700                    148700              113750    34950
Stantec Inc.                    COM        85472N109    11876  296150                    296150              218850    77300
Steelcase Inc.                  COM        858155203     6976  547550                    547550              423300   124250
Steven Madden, Ltd.             COM        556269108    11599  274400                    274400              216600    57800
Thor Industries Inc.            COM        885160101     5875  156950                    156950              121550    35400

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Tupperware Brands Corp.         COM        899896104    10950  170825                    170825      NONE    131425    39400
Ultratech Inc.                  COM        904034105    10353  277550                    277550              213350    64200
UMB Financial Corp.             COM        902788108    10108  230675                    230675              174575    56100
Veeco Instruments Inc.          COM        922417100     3409  115600                    115600               89400    26200
Wabtec Corporation              COM        929740108    10387  118650                    118650               90400    28250
SPDR Gold Trust                 ETF        78463V107     5853   36125                     36125               35950      175